UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07171

Name of Fund: BlackRock Global SmallCap Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
Global SmallCap Fund, Inc., 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2011

Date of reporting period: 09/30/2010

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2010 (Unaudited)

BlackRock Global SmallCap Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 3.2%
CFS Retail Property Trust	4,234,638	$ 7,769,924
Iba Technologies Limited	16,950,200	2,053,946
Karoon Gas Australia Ltd. (a)	136,100	999,148
Metcash Ltd.	958,400	4,052,240
Mount Gibson Iron Ltd. (a)	2,349,100	3,980,974
Myer Holdings Ltd.	1,537,800	5,597,208
Oil Search Limited	1,059,600	6,309,852
Sigma Pharmaceuticals Ltd.	5,885,400	2,735,103
		33,498,395
Austria — 0.9%
CAT Oil AG	125,013	1,134,660
Schoeller-Bleckmann Oilfield
Equipment AG	132,000	8,621,197
		9,755,857
Bermuda — 1.1%
Catlin Group Ltd.	726,500	3,885,281
Lazard Ltd., Class A	223,800	7,850,904
		11,736,185
Brazil — 0.5%
Santos Brasil Participacoes SA	527,400	5,672,979
Canada — 5.0%
Cathedral Energy Services Ltd.	404,500	2,865,978
DiagnoCure, Inc. (a)(b)	4,371,580	5,310,988
Dollarama, Inc. (a)(c)	274,200	7,208,776
Eastern Platinum Ltd. (a)	2,587,600	3,571,185
Eldorado Gold Corp.	430,500	7,958,120
Jaguar Mining, Inc. (a)(d)	660,400	4,292,600
Lundin Mining Corp. (a)	1,521,800	7,602,344
Paramount Resources Ltd. (a)	128,600	2,544,753
Quadra FNX Mining Ltd. (a)	488,300	7,166,226
Valeant Pharmaceuticals
International, Inc. (d)	193,200	4,839,660
		53,360,630
Cayman Islands — 1.0%
ChinaCache International Holdings
Ltd. - ADR (a)	430,900	430,900
Ming Fai International
Holdings Ltd.	8,069,400	3,138,945
Parkson Retail Group Ltd.	2,415,800	4,199,925
Polarcus Ltd. (a)	3,251,600	2,573,638
		10,343,408
China — 1.0%
Boshiwa International Holding
Ltd. (a)	340,400	328,166

Common Stocks	Shares	Value
China (concluded)
China Medical Technologies,
Inc. - ADR (a)	37,900	$ 492,321
Shenzhen Expressway Co., Ltd.	8,423,100	4,407,469
WuXi PharmaTech Cayman,
Inc. - ADR (a)	337,900	5,798,364
		11,026,320
Finland — 1.2%
OKO Bank	435,600	5,311,180
Ramirent Oyj	664,550	6,807,696
		12,118,876
France — 1.2%
Bonduelle SA	62,300	5,923,438
Eurofins Scientific SA	76,275	3,917,346
Scor SE	95,720	2,290,060
		12,130,844
Germany — 4.6%
Asian Bamboo AG	24,900	1,361,034
Deutsche Euroshop AG	210,833	7,471,435
GEA Group AG	335,050	8,371,717
Gerresheimer AG	195,500	7,816,690
Paion AG (a)	475,886	1,377,300
Rheinmetall AG	170,200	11,241,620
Salzgitter AG	59,900	3,876,509
Symrise AG	277,400	7,709,723
		49,226,028
Hong Kong — 1.9%
China Power New Energy
Development Co. Ltd. (a)	17,536,000	1,731,602
City Telecom (HK) Ltd. - ADR	96,900	1,216,095
Clear Media Ltd. (a)	4,052,000	2,370,980
Lu Ning Co. Ltd.	1,635,500	4,938,789
NVC Lighting Holdings Ltd.	1,059,100	535,089
Ports Design Ltd.	2,010,700	5,539,495
Techtronic Industries Co.	3,875,100	3,798,926
		20,130,976
India — 3.6%
Aurobindo Pharma Ltd.	264,800	6,111,378
Bank of India	149,354	1,718,617
Container Corp. of India	156,300	4,517,981
Indian Overseas Bank	1,727,500	5,072,508
Industrial Development Bank of India	2,143,600	7,256,616
PTC India Ltd.	2,190,600	5,606,636
United Phosphorus Ltd.	1,311,200	5,239,548
Vijaya Bank	1,706,800	3,095,103
		38,618,387

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts	INR	Indian Rupee
AUD	Australian Dollar	JPY	Japanese Yen
CHF	Swiss Franc	NOK	Norwegian Krone
EUR	Euro	THB	Thailand Baht
GBP	British Pound	USD	US Dollar
HKD	Hong Kong Dollar

BLACKROCK GLOBAL SMALLCAP FUND, INC.

SEPTEMBER 30, 2010 1

Schedule of Investments(continued)

BlackRock Global SmallCap Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Ireland — 1.1%
Ryanair Holdings Plc - ADR	314,396	$ 9,686,541
XL Group Plc	107,800	2,334,948
		12,021,489
Israel — 0.8%
NICE Systems Ltd. - ADR (a)	255,600	7,997,724
Italy — 0.6%
DiaSorin SpA	149,700	6,149,121
Japan — 4.1%
Asics Corp.	432,950	4,419,383
CMIC Co. Ltd.	7,800	2,446,052
Don Quijote Co., Ltd.	189,000	4,694,998
Fukuoka Financial Group, Inc.	1,354,200	5,425,331
Hisaka Works Ltd.	298,500	3,250,340
Koito Manufacturing Co., Ltd.	246,100	3,773,387
Kose Corp.	222,800	5,294,383
Kureha Chemical Industry Co., Ltd.	1,423,200	7,480,369
Morinaga Milk Industry Co. Ltd.	692,800	2,978,868
NGK Insulators Ltd.	208,400	3,472,141
		43,235,252
Malaysia — 0.6%
AirAsia Bhd (a)	8,864,400	6,457,591
Netherlands — 0.3%
TomTom NV (a)	517,400	3,595,788
Norway — 0.2%
Acergy SA	116,200	2,143,747
Singapore — 2.7%
Avago Technologies Ltd. (a)	322,500	7,259,475
Cityspring Infrastructure Trust	15,891,300	7,367,130
Keppel Land Ltd.	2,034,900	6,268,052
Wing Tai Holdings Ltd.	2,390,300	3,145,919
Yanlord Land Group Ltd.	3,743,100	4,981,391
		29,021,967
South Africa — 0.3%
African Bank Investments Ltd.	582,500	2,990,779
South Korea — 1.1%
Celltrion, Inc.	302,500	5,935,328
Dongbu Insurance Co., Ltd.	101,200	3,132,360
Kangwon Land, Inc.	122,400	2,662,672
		11,730,360
Spain — 0.6%
Laboratorios Farmaceuticos
Rovi SA	923,794	6,400,958
Sweden — 0.6%
Castellum AB	441,000	5,880,828
Switzerland — 3.3%
Actelion Ltd. (a)	83,200	3,332,782
Addex Pharmaceuticals Ltd. (a)	100,700	1,070,895
Aryzta AG	210,200	9,197,085
Banque Cantonale Vaudoise	5,100	2,610,633
Clariant AG	156,900	2,296,456
Foster Wheeler AG (a)	231,500	5,662,490
Lindt & Spruengli AG 'R'	208	5,808,697
Rieter Holding AG	15,931	4,572,375
Vontobel Holding AG	18,294	596,005
		35,147,418

Common Stocks	Shares	Value
Taiwan — 1.1%
China Life Insurance Co. Ltd.	7,048,772	$ 6,093,910
Lite-On Technology Corp.	4,352,862	5,494,352
		11,588,262
Thailand — 0.5%
Bank of Ayudhya PCL	2,728,400	2,268,416
Bank of Ayudhya PCL	156,600	128,683
Mermaid Maritime PCL (a)	7,639,205	2,555,814
		4,952,913
United Kingdom — 8.5%
Afren Plc (a)	3,046,100	5,292,339
Amec Plc	288,103	4,466,039
Amlin Plc	1,051,315	6,641,951
Antofagasta Plc	154,600	3,005,350
Britvic Plc	524,900	3,998,013
Cairn Energy Plc (a)	380,300	2,713,973
Charter International Plc	653,200	7,138,169
EasyJet PLC (a)	771,000	4,476,469
GKN Plc	1,033,100	2,752,234
Group 4 Securicor Plc	1,588,997	6,368,758
Halfords Group Plc	900,000	6,260,235
Hikma Pharmaceuticals Plc	231,100	2,501,327
Inchcape Plc (a)	820,700	4,024,323
Intertek Group Plc	242,900	6,996,604
Premier Oil Plc (a)	250,009	6,505,224
Rexam Plc	1,471,072	7,104,839
Synergy Health Plc	413,902	4,817,873
Wood Group (John) PLC	790,200	5,420,426
		90,484,146
United States — 46.2%
Abercrombie & Fitch Co., Class A	25,800	1,014,456
Adtran, Inc.	217,200	7,667,160
Advanced Energy Industries,
Inc. (a)	284,002	3,709,066
Allscripts Healthcare Solutions,
Inc. (a)	172,200	3,180,534
Alpha Natural Resources, Inc. (a)	115,500	4,752,825
Aqua America, Inc.	268,200	5,471,280
Arch Capital Group Ltd. (a)	64,600	5,413,480
Ariba, Inc. (a)	461,400	8,720,460
Art Technology Group, Inc. (a)	171,500	708,295
Autoliv, Inc.	82,500	5,389,725
BJ's Restaurants, Inc. (a)(d)	77,100	2,171,136
BMC Software, Inc. (a)	181,600	7,351,168
Bank of Hawaii Corp.	125,300	5,628,476
Bill Barrett Corp. (a)	138,100	4,971,600
Blackboard, Inc. (a)(d)	201,300	7,254,852
BorgWarner, Inc. (a)	80,150	4,217,493
Brocade Communications
Systems, Inc. (a)	1,259,100	7,353,144
Brooks Automation, Inc. (a)	346,550	2,325,351
Brown & Brown, Inc.	261,000	5,269,590
CB Richard Ellis Group, Inc. (a)	249,500	4,560,860
Cadence Design Systems, Inc. (a)	539,850	4,119,056
Camden Property Trust	52,600	2,523,222
CardioNet, Inc. (a)	212,400	957,924
Celanese Corp., Series A	247,400	7,941,540
Cliffs Natural Resources, Inc.	31,098	1,987,784
Commercial Vehicle Group, Inc. (a)	18,191	185,184
ComScore, Inc. (a)	188,900	4,442,928
Core Laboratories NV	56,700	4,991,868
Corporate Office Properties Trust	100,200	3,738,462

2 BLACKROCK GLOBAL SMALLCAP FUND, INC.

SEPTEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Global SmallCap Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
Covanta Holding Corp. (d)	292,550	$ 4,607,663
Cullen/Frost Bankers, Inc.	135,700	7,310,159
DSP Group, Inc. (a)	793,800	5,556,600
Delta Air Lines, Inc. (a)	354,000	4,120,560
Digital Realty Trust, Inc. (d)	101,800	6,281,060
Drew Industries, Inc. (a)	211,800	4,418,148
Electronic Arts, Inc. (a)	450,200	7,396,786
Electronics for Imaging, Inc. (a)	332,300	4,027,476
Essex Property Trust, Inc.	30,500	3,337,920
FTI Consulting, Inc. (a)	88,300	3,063,127
Fidelity National Title Group, Inc.,
Class A	242,100	3,803,391
Foot Locker, Inc.	477,600	6,939,528
Green Dot Corp., Class A (a)	33,200	1,609,536
Guess?, Inc.	213,650	8,680,599
Home Properties, Inc.	107,200	5,670,880
IDEX Corp.	249,350	8,854,418
IPC The Hospitalist Co., Inc. (a)	189,100	5,166,212
ITC Holdings Corp.	160,700	10,003,575
InterMune, Inc. (a)	95,400	1,299,348
Intersil Corp., Class A	338,400	3,955,896
j2 Global Communications, Inc. (a)	303,500	7,220,265
JDS Uniphase Corp. (a)	724,500	8,976,555
LKQ Corp. (a)	337,663	7,023,390
Landstar System, Inc.	164,250	6,343,335
Linear Technology Corp.	72,950	2,241,754
MSCI, Inc. (a)	74,800	2,484,108
The Macerich Co. (d)	128,575	5,522,296
Manpower, Inc.	81,300	4,243,860
Maxim Integrated Products, Inc.	335,300	6,206,403
Meadowbrook Insurance
Group, Inc.	501,000	4,493,970
Mentor Graphics Corp. (a)	632,050	6,680,768
Merit Medical Systems, Inc. (a)	453,461	7,205,495
Molex, Inc. (d)	319,700	6,691,321
Nationwide Health Properties, Inc.	67,900	2,625,693
Nektar Therapeutics (a)	249,700	3,688,069
Nordson Corp. (d)	81,450	6,002,051
Northeast Utilities, Inc.	343,300	10,151,381
Nuance Communications,
Inc. (a)(d)	531,900	8,318,916
Oasis Petroleum, Inc. (a)	296,400	5,741,268
PMC-Sierra, Inc. (a)	676,600	4,979,776
Packaging Corp. of America	289,900	6,716,983
PartnerRe Ltd.	48,100	3,856,658
Patterson-UTI Energy, Inc.	250,300	4,275,124
People's United Financial, Inc.	177,474	2,323,135
PetroHawk Energy Corp. (a)	142,900	2,306,406
Pharmaceutical Product
Development, Inc.	353,000	8,750,870
Phillips-Van Heusen Corp.	156,300	9,403,008
Polycom, Inc. (a)	242,000	6,601,760
QLogic Corp. (a)	467,200	8,241,408
Regis Corp.	259,800	4,969,974
Senior Housing Properties Trust	260,300	6,117,050
Silgan Holdings, Inc.	169,400	5,369,980
Steel Dynamics, Inc.	256,700	3,622,037
Stratasys, Inc. (a)(d)	160,200	4,440,744
Support.com Inc. (a)	1,594,379	7,302,256
Tanger Factory Outlet Centers, Inc.	176,700	8,329,638

Common Stocks		Shares	Value
United States (concluded)
Terex Corp. (a)		242,150	$ 5,550,078
Timken Co.		257,800	9,889,208
Urban Outfitters, Inc. (a)		284,100	8,932,104
The Warnaco Group, Inc. (a)		126,250	6,455,163
Watsco, Inc.		37,500	2,088,000
Whiting Petroleum Corp. (a)		41,100	3,925,461
Winnebago Industries, Inc. (a)		264,150	2,752,443
Winthrop Realty Trust		151,000	1,866,360
Zoran Corp. (a)		663,850	5,071,814
			490,120,137
Total Long-Term Investments
(Cost – $866,107,264) – 97.8%			1,037,537,365
Short-Term Securities
Money Market Funds
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.23%(e)(f)		14,972,346	14,972,346
		Beneficial
		Interest
		(000)
BlackRock Liquidity Series, LLC
Money Market Series,
0.36% (e)(f)(g)	USD	39,093	39,093,150
Total Money Market Funds – 5.1%			54,065,496
		Par
Time Deposits		(000)
Australia — 0.1%
Brown Brothers Harriman & Co.,
3.43%, 10/01/10	AUD	761	737,138
Hong Kong — 0.0%
Brown Brothers Harriman & Co.,
0.01%, 10/01/10	HKD	193	24,811
Japan — 0.0%
Brown Brothers Harriman & Co.,
0.01%, 10/01/10	JPY	2,637	31,563
United Kingdom — 0.0%
Brown Brothers Harriman & Co.,
0.06%, 10/01/10	GBP	16	24,447
Total Time Deposits – 0.1%			817,959
Total Short-Term Securities
(Cost – $54,883,455) – 5.2%			54,883,455
Total Investments
(Cost – $920,990,719*) – 103.0%			1,092,420,820
Liabilities in Excess of Other Assets – (3.0)%			(31,515,921)
Net Assets – 100.0%			$ 1,060,904,899

BLACKROCK GLOBAL SMALLCAP FUND, INC.

SEPTEMBER 30, 2010 3

Schedule of Investments (continued)

BlackRock Global SmallCap Fund, Inc.

* The cost and unrealized appreciation (depreciation) of investments as of
September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate Cost	$ 933,558,098
Gross unrealized appreciation	$ 203,343,525
Gross unrealized depreciation	(44,480,803)
Net unrealized appreciation	$ 158,862,722

(a) Non-income producing security.
(b) Investments in companies (whereby the Fund held 5% or more of the companies' outstanding securities) that are considered to be an affiliate, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:

	Shares Held			Shares Held	Value at
	at June 30,	Shares	Shares	at September 30, September 30,		Realized
Affiliate	2010	Purchased	Sold	2010	2010	Gain	Income
DiagnoCure, Inc.	4,278,880	92,700	--	4,371,580	$ 5,310,987	--	--

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d) Security, or a portion of security, is on loan.
(e) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares/Beneficial		Shares/Beneficial
	Interest Held at		Interest Held at
	June 30,	Net	September 30,
Affiliate	2010	Activity	2010	Income
BlackRock
Liquidity Funds,
TempFund,
Institutional
Class	43,736,833	(28,764,487)	14,972,346	$24,968
BlackRock
Liquidity Series,
LLC, Money
Market Series	$47,536,750	$(8,443,600)	$39,093,150	$19,946

(f) Represents the current yield as of report date.
(g) Security was purchased with the cash collateral from loaned securities.

• Foreign currency exchange contracts as of September 30, 2010 were as follows:

BLACKROCK GLOBAL SMALLCAP FUND, INC.

SEPTEMBER 30, 2010 4

Schedule of Investments(continued)						BlackRock Global SmallCap Fund, Inc.
						Unrealized
Currency			Currency	Counter-	Settlement	Appreciation
Purchased			Sold	party	Date	(Depreciation)
AUD	511,547	USD	493,889	State Street Global	10/01/10	$ 547
				Markets, LLC
THB	20,833,632	USD	683,518	Brown Brothers	10/01/10	2,927
				Harriman & Co.
USD	31,350	JPY	2,636,550	Brown Brothers	10/01/10	(233)
				Harriman & Co
USD	24,491	GBP	15,497	Brown Brothers	10/01/10	147
				Harriman & Co
USD	25,038	EUR	18,446	State Street Global	10/01/10	(109)
				Markets, LLC
CHF	18,342	USD	18,803	State Street Global	10/04/10	(137)
				Markets, LLC
HKD	1,311,280	USD	169,044	State Street Global	10/04/10	(40)
				Markets, LLC
THB	21,648,746	USD	712,130	Brown Brothers	10/04/10	1,173
				Harriman & Co.
USD	581,665	INR	26,029,526	Brown Brothers	10/04/10	2,395
				Harriman & Co
USD	13,238	EUR	9,717	State Street Global	10/04/10	(9)
				Markets, LLC
USD	15,944	HKD	123,690	Brown Brothers	10/04/10	2
				Harriman & Co.
USD	203,839	GBP	129,246	State Street Global	10/04/10	807
				Markets, LLC
AUD	533,055	USD	516,504	State Street Global	10/05/10	(1,279)
				Markets, LLC
CHF	538,060	USD	547,560	State Street Global	10/05/10	(697)
				Markets, LLC
CHF	22,477	USD	22,874	State Street Global	10/05/10	(29)
				Markets, LLC
EUR	413,001	USD	563,024	State Street Global	10/05/10	(1,115)
				Markets, LLC
GBP	38,851	USD	61,032	State Street Global	10/05/10	(9)
				Markets, LLC
GBP	258,385	USD	405,897	State Street Global	10/05/10	(59)
				Markets, LLC
NOK	12,658,217	USD	2,161,165	State Street Global	10/05/10	8,202
				Markets, LLC
THB	23,960,357	USD	789,468	Brown Brothers	10/05/10	(3,134)
				Harriman & Co
USD	8,881	HKD	68,920	Brown Brothers	10/05/10	(2)
				Harriman & Co.
USD	9,321	EUR	6,837	State Street Global	10/05/10	(11)
				Markets, LLC
USD	472,020	HKD	3,665,083	State Street Global	10/05/10	(355)
				Markets, LLC
AUD	314,771	USD	304,242	State Street Global	10/06/10	(686)
				Markets, LLC
Total						$ 8,296

BLACKROCK GLOBAL SMALLCAP FUND, INC.

SEPTEMBER 30, 2010 5

Schedule of Investments(continued)

BlackRock Global SmallCap Fund, Inc.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Fund's investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Long-Term Investments:
Australia	$ 8,332,311	$ 25,166,084	—	$ 33,498,395
Austria	—	9,755,857	—	9,755,857
Bermuda	7,850,904	3,885,281	—	11,736,185
Brazil	5,672,979	—	—	5,672,979
Canada	53,360,630	—	—	53,360,630
Cayman Islands	430,900	9,912,508	—	10,343,408
China	6,618,851	4,407,469	—	11,026,320
Finland	--	12,118,876		12,118,876
France	—	12,130,844	—	12,130,844
Germany	7,471,435	41,754,593	—	49,226,028
Hong Kong	4,122,164	16,008,812	—	20,130,976
India	—	38,618,387	—	38,618,387
Ireland	12,021,489	—	—	12,021,489
Israel	7,997,724	—	—	7,997,724
Italy	—	6,149,121	—	6,149,121
Japan	--	43,235,252	--	43,235,252
Malaysia	—	6,457,591	—	6,457,591
Netherlands	—	3,595,788	—	3,595,788
Norway	2,143,747	—	—	2,143,747
Singapore	7,259,475	21,762,492	—	29,021,967
South Africa	—	2,990,779	—	2,990,779
South Korea	—	11,730,360	—	11,730,360
Spain	—	6,400,958	—	6,400,958
Sweden	—	5,880,828		5,880,828
Switzerland	5,662,490	29,484,928	—	35,147,418
Taiwan	—	11,588,262	—	11,588,262
Thailand	—	4,952,913	—	4,952,913
United Kingdom	—	90,484,146	—	90,484,146
United States	490,120,137	—	—	490,120,137
Short-Term Securities:
Money Market Funds	14,972,346	39,093,150	—	54,065,496
Time Deposits	—	817,959	—	817,959
Total	$ 634,037,582	$ 458,383,238	$ —	$ 1,092,420,820

6 BLACKROCK GLOBAL SMALLCAP FUND, INC.

SEPTEMBER 30, 2010

Schedule BlackRock Global SmallCap Fund, Inc.
of Investments(concluded)

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency
exchange
contracts	-	$16,200	-	$16,200
Liabilities:
Foreign currency
exchange
contracts	-	(7,904)	-	(7,904)
Total	-	$8,296	-	$8,296

1Derivative financial instruments are foreign currency exchange contracts.
Foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument.

BLACKROCK GLOBAL SMALLCAP FUND, INC.

SEPTEMBER 30, 2010 7

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global SmallCap Fund, Inc.

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock Global SmallCap Fund, Inc.

Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global SmallCap Fund, Inc.

Date: November 22, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global SmallCap Fund, Inc.

Date: November 22, 2010